Cover	Sep. 26, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 26, 2024
Current Fiscal Year End Date	--12-31
Entity File Number	001-38834
Entity Registrant Name	Verb Technology Company, Inc.
Entity Central Index Key	0001566610
Entity Tax Identification Number	90-1118043
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	3024 Sierra Juniper Court
Entity Address, City or Town	Las Vegas
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89138
City Area Code	(855)
Local Phone Number	250-2300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001
Trading Symbol	VERB
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false